RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Financial instruments disclosures net position (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of derivative assets liabilities net position [Line Items]
Net Position	$ (482)	$ (413)	$ (426)
Assets
Disclosure of derivative assets liabilities net position [Line Items]
Net Position	469
Less: current portion	62
Long-term portion	407
Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Net Position	951
Less: current portion	283
Long-term portion	668
Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Net Position	(482)	(413)
Less: current portion	(221)	(158)
Long-term portion	(261)	(255)
Energy derivative contracts | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Net Position	135
Energy derivative contracts | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Net Position	33
Energy derivative contracts | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Net Position	102	133
Interest rate swaps | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Net Position	0
Interest rate swaps | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Net Position	422
Interest rate swaps | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Net Position	(422)	(265)
Foreign exchange swaps | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Net Position	4
Foreign exchange swaps | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Net Position	94
Foreign exchange swaps | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Net Position	(90)	(29)
Investments in debt and equity securities | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Net Position	330
Investments in debt and equity securities | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Net Position	0
Investments in debt and equity securities | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Net Position	330	160
Tax equity | Assets
Disclosure of derivative assets liabilities net position [Line Items]
Net Position	0
Tax equity | Liabilities
Disclosure of derivative assets liabilities net position [Line Items]
Net Position	402
Tax equity | Net Assets (Liabilities)
Disclosure of derivative assets liabilities net position [Line Items]
Net Position	$ (402)	$ (412)